Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,661,000
Previously Paid Amount	0.00
Total Fee Amount	753.51
Total Offset Amount	0.00
Net Fee	753.51
Narrative - Max Aggregate Offering Price	$ 8,661,000
Final Prospectus	true